UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Balanced Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
COMMON STOCKS--56.0%
--------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.0%
--------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
TRW Automotive Holdings Corp. 1                    45,700   $     861,445
--------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
McDonald's Corp.                                  192,000       4,992,000
--------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Toll Brothers, Inc. 1                              78,300       3,313,656
--------------------------------------------------------------------------
WCI Communities, Inc. 1                            69,600       1,552,776
                                                            --------------
                                                                4,866,432

--------------------------------------------------------------------------
MEDIA--5.8%
AMC Entertainment, Inc. 1                         144,500       2,220,965
--------------------------------------------------------------------------
EchoStar Communications Corp.,
Cl. A 1                                            72,600       2,232,450
--------------------------------------------------------------------------
Liberty Media Corp., Cl. A                        779,900       7,011,301
--------------------------------------------------------------------------
Liberty Media International, Inc.,
A Shares 1                                         38,995       1,446,715
--------------------------------------------------------------------------
Regal Entertainment Group                          46,600         843,460
--------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                  1,967,384      14,283,208
--------------------------------------------------------------------------
Viacom, Inc., Cl. B                               131,800       4,707,896
                                                            --------------
                                                               32,745,995

--------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Sears Roebuck & Co.                               142,300       5,373,248
--------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The)                                    82,300       1,995,775
--------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1               133,900       4,971,707
--------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Tyson Foods, Inc., Cl. A                          233,800       4,898,110
--------------------------------------------------------------------------
Unilever NV, NY Shares                             30,000       2,055,300
                                                            --------------
                                                                6,953,410

--------------------------------------------------------------------------
TOBACCO--1.5%
Altria Group, Inc.                                164,600       8,238,230
--------------------------------------------------------------------------
ENERGY--3.4%
--------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Halliburton Co.                                    42,600       1,289,076
--------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                        50,400       2,699,928
--------------------------------------------------------------------------
Kinder Morgan, Inc.                                43,300       2,567,257
--------------------------------------------------------------------------
LUKOIL, Sponsored ADR                              31,100       3,265,500
--------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                 81,000       2,011,269
--------------------------------------------------------------------------
Talisman Energy, Inc.                             168,900       3,665,851
--------------------------------------------------------------------------
Total SA, B Shares                                  1,700         324,103
--------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                     24,000       2,305,920
--------------------------------------------------------------------------
YUKOS, ADR                                         36,617       1,162,590
                                                            --------------
                                                               18,002,418

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
FINANCIALS--11.3%
--------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                             25,042   $   1,764,577
--------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
Bank of America Corp.                              84,984       7,191,346
--------------------------------------------------------------------------
SouthTrust Corp.                                   83,500       3,240,635
--------------------------------------------------------------------------
U.S. Bancorp                                      106,700       2,940,652
--------------------------------------------------------------------------
Wells Fargo & Co.                                  54,600       3,124,758
                                                            --------------
                                                               16,497,391

--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
CIT Group, Inc.                                    72,000       2,756,880
--------------------------------------------------------------------------
Citigroup, Inc.                                    98,900       4,598,850
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           100,500       3,896,385
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          26,600       1,435,868
--------------------------------------------------------------------------
Morgan Stanley                                     57,700       3,044,829
--------------------------------------------------------------------------
SLM Corp.                                          78,100       3,159,145
                                                            --------------
                                                               18,891,957

--------------------------------------------------------------------------
INSURANCE--3.4%
Genworth Financial, Inc., Cl. A 1                 360,600       8,275,770
--------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                26,200         797,266
--------------------------------------------------------------------------
Prudential Financial, Inc.                        107,500       4,995,525
--------------------------------------------------------------------------
UnumProvident Corp.                               121,500       1,931,850
--------------------------------------------------------------------------
XL Capital Ltd., Cl. A                             44,200       3,335,332
                                                            --------------
                                                               19,335,743

--------------------------------------------------------------------------
REAL ESTATE--0.7%
Host Marriott Corp. 1                             334,900       4,139,364
--------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Fannie Mae                                         25,400       1,812,544
--------------------------------------------------------------------------
Freddie Mac                                        20,400       1,291,320
                                                            --------------
                                                                3,103,864

--------------------------------------------------------------------------
HEALTH CARE--9.1%
--------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
MedImmune, Inc. 1                                 197,900       4,630,860
--------------------------------------------------------------------------
Wyeth                                             132,400       4,787,584
                                                            --------------
                                                                9,418,444

--------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Beckman Coulter, Inc.                              61,000       3,721,000
--------------------------------------------------------------------------
Guidant Corp.                                      36,400       2,034,032
                                                            --------------
                                                                5,755,032

--------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Aetna, Inc.                                        39,200       3,332,000
--------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                  77,500       2,996,150
--------------------------------------------------------------------------
Province Healthcare Co. 1                         206,600       3,543,190
--------------------------------------------------------------------------
Tenet Healthcare Corp. 1                          479,500       6,430,095
                                                            --------------
                                                               16,301,435


            5 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
GlaxoSmithKline plc, ADR                           62,600   $   2,595,396
--------------------------------------------------------------------------
Novartis AG                                        89,813       3,962,127
--------------------------------------------------------------------------
Pfizer, Inc.                                      140,700       4,823,196
--------------------------------------------------------------------------
Schering-Plough Corp.                             175,200       3,237,696
--------------------------------------------------------------------------
Teva Pharmaceutical Industries
Ltd., Sponsored ADR                                51,800       3,485,622
--------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                     81,100       2,181,590
                                                            --------------
                                                               20,285,627

--------------------------------------------------------------------------
INDUSTRIALS--6.6%
--------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Boeing Co.                                         38,700       1,977,183
--------------------------------------------------------------------------
Empresa Brasileira de Aeronautica
SA, ADR                                           101,400       2,899,026
--------------------------------------------------------------------------
Orbital Sciences Corp. 1                          433,164       5,981,995
--------------------------------------------------------------------------
Raytheon Co.                                      121,800       4,356,786
                                                            --------------
                                                               15,214,990

--------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Brink's Co. (The)                                  74,000       2,534,500
--------------------------------------------------------------------------
Cendant Corp.                                     484,500      11,860,560
--------------------------------------------------------------------------
ChoicePoint, Inc. 1                                67,500       3,082,050
                                                            --------------
                                                               17,477,110

--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                               97,900       3,171,960
--------------------------------------------------------------------------
Tyco International Ltd.                            48,800       1,617,232
                                                            --------------
                                                                4,789,192

--------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.0%
--------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Hewlett-Packard Co.                               334,200       7,051,620
--------------------------------------------------------------------------
International Business Machines Corp.             103,500       9,123,525
                                                            --------------
                                                               16,175,145

--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd. 1                  347,800       5,547,410
--------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Net2Phone, Inc. 1                                 482,800       2,187,084
--------------------------------------------------------------------------
IT SERVICES--0.9%
CSG Systems International, Inc. 1                 115,700       2,394,990
--------------------------------------------------------------------------
Infosys Technologies Ltd.,
Sponsored ADR                                      10,700         992,639
--------------------------------------------------------------------------
Unisys Corp. 1                                    113,000       1,568,440
                                                            --------------
                                                                4,956,069

--------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Analog Devices, Inc.                               40,200       1,892,616
--------------------------------------------------------------------------
Intel Corp.                                       128,600       3,549,360
                                                            --------------
                                                                5,441,976

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
SOFTWARE--2.9%
Compuware Corp. 1                                 120,800   $     797,280
--------------------------------------------------------------------------
Microsoft Corp.                                   290,000       8,282,400
--------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1             241,200       7,390,368
                                                            --------------
                                                               16,470,048

--------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------
CHEMICALS--0.7%
Dow Chemical Co.                                   39,000       1,587,300
--------------------------------------------------------------------------
Praxair, Inc.                                      58,900       2,350,699
--------------------------------------------------------------------------
Sterling Chemicals, Inc. 1                             18             441
                                                            --------------
                                                                3,938,440

--------------------------------------------------------------------------
METALS & MINING--0.6%
Companhia Vale do Rio Doce,
Sponsored ADR                                      38,600       1,509,260
--------------------------------------------------------------------------
GrafTech International Ltd. 1                     164,200       1,717,532
                                                            --------------
                                                                3,226,792

--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                      33,700       1,401,583
--------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
IDT Corp., Cl. B 1                                337,500       6,223,500
--------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                   375,000              --
                                                            --------------
                                                                6,223,500

--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
AT&T Corp.                                         57,000         833,910
--------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The) 1                                 389,900       3,871,707
--------------------------------------------------------------------------
PG&E Corp. 1                                       58,100       1,623,314
                                                            --------------
                                                                5,495,021

--------------------------------------------------------------------------
GAS UTILITIES--0.3%
Sempra Energy                                      52,900       1,821,347
                                                            --------------
Total Common Stocks
(Cost $234,689,442)                                           316,982,787

                                                    UNITS
--------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,2            2,593             350
--------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,2                                      31              45
--------------------------------------------------------------------------
Sun Healthcare Group, Inc. Wts.,
Exp. 2/28/05 1,2                                    1,241              39
                                                            --------------
Total Rights, Warrants and Certificates
(Cost $38,932)                                                        434


            6 | OPPENHEIMER BALANCED FUND/VA

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.0%
--------------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06        $  1,025,492   $   1,023,532
--------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%, 11/25/05 2          435,454         435,749
Series 2004-A, Cl. A2, 1.88%, 10/25/06          1,480,000       1,475,856
--------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2003-2, Cl. A2A, 1.20%,
5/16/05                                           398,175         398,364
--------------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.25%, 10/25/05                                   334,910         334,999
--------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2003-A, Cl. AF1, 1.836%,
10/25/17                                           21,650          21,641
Series 2003-B, Cl. AF1, 1.64%, 2/25/18            152,123         151,949
Series 2003-C, Cl. AF1, 2.14%, 7/25/18            839,866         839,360
Series 2004-A, Cl. AF1, 2.03%, 6/25/19            658,310         656,950
--------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.38%, 8/25/17 3          313,259         313,401
Series 2003-4, Cl. 1A1, 1.42%, 9/25/17 2,3        915,536         916,033
Series 2004-1, Cl. 2A1, 1.41%, 9/25/21 3        2,291,174       2,292,507
--------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08             320,000         325,233
Series 2003-A, Cl. A2, 1.26%, 1/16/06             282,845         282,857
Series 2003-B, Cl. A2, 1.28%, 3/15/06             496,911         496,685
--------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07          1,050,000       1,069,974
--------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33             83,176          83,146
Series 2003-2, Cl. AF1, 1.40%, 5/25/33 3          328,823         329,002
Series 2003-3, Cl. AF1, 1.42%, 8/25/33 2,3        579,838         580,138
--------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05 2         1,673,892       1,674,487
Series 2003-B, Cl. A2, 1.61%, 7/8/06            2,470,000       2,467,061
--------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05            240,801         241,008
Series 2004-A, Cl. A2, 2.13%, 10/15/06          2,200,000       2,195,958

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07        $    261,338   $     261,673
Series 2003-3, Cl. A1, 1.50%, 1/15/08           1,268,650       1,266,118
--------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05             349,111         349,339
Series 2003-2, Cl. A2, 1.34%, 12/21/05            834,395         834,492
Series 2003-3, Cl. A2, 1.52%, 4/21/06 2         2,011,030       2,010,025
Series 2003-4, Cl. A2, 1.58%, 7/17/06           2,170,000       2,167,718
--------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06          1,080,000       1,078,383
--------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07          1,008,865       1,012,281
Series 2003-1, Cl. A2, 1.60%, 7/20/06           1,780,000       1,779,715
--------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                                  1,020,000       1,016,138
--------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05          1,290,670       1,291,914
--------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06            320,000         324,482
Series 2003-A, Cl. A2, 1.45%, 5/16/05             100,476         100,542
Series 2003-B, Cl. A2, 1.20%, 11/15/05          1,188,681       1,188,973
Series 2004-A, Cl. A2, 1.40%, 7/17/06           1,150,000       1,144,829
--------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06             297,166         299,268
Series 2003-A, Cl. A2, 1.28%, 8/15/05             496,711         496,968
Series 2003-B, Cl. A2, 1.43%, 2/15/06 2         1,282,912       1,282,054
--------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06            507,425         508,982
Series 2003-1, Cl. A2, 1.22%, 4/17/06             650,932         650,877
Series 2004-1, Cl. A2, 1.43%, 9/15/06           2,800,000       2,787,768
--------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05          1,692,739       1,691,696
Series 2003-2, Cl. A2, 1.55%, 6/20/06           1,200,000       1,199,022
--------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05             209,238         209,421
Series 2003-1, Cl. A2A, 1.40%, 4/15/06          1,930,820       1,929,419
                                                            --------------
Total Asset-Backed Securities
(Cost $45,545,941)                                             45,487,987


            7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--31.2%
--------------------------------------------------------------------------
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates, Series
2004-E, Cl. 2A9, 3.712%, 6/25/34             $  1,292,398   $   1,298,860
--------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2,
1.49%, 12/20/05                                   598,520         598,596
--------------------------------------------------------------------------
Fannie Mae Whole Loan, Gtd. Real
Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust
2003-W6, Cl. 2A1, 2.232%, 9/25/42                 860,080         860,044
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 4                                   12,183,000      11,760,396
5.50%, 1/1/34                                     687,115         685,356
6.50%, 11/1/28                                    826,024         864,593
7%, 5/1/29-11/1/33                              3,085,556       3,264,678
7%, 7/1/34 4                                    8,275,000       8,727,543
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                484,200         490,422
Series 2055, Cl. ZM, 6.50%, 5/15/28               907,553         948,490
Series 2075, Cl. D, 6.50%, 8/15/28              2,070,289       2,163,553
Series 2080, Cl. Z, 6.50%, 8/15/28                582,598         598,084
Series 2102, Cl. VA, 6%, 10/15/09                 218,850         219,327
Series 2387, Cl. PD, 6%, 4/15/30                1,318,407       1,340,789
Series 2466, Cl. PD, 6.50%, 4/15/30               804,490         828,513
Series 2491, Cl. PE, 6%, 12/15/27                 252,480         252,870
Series 2498, Cl. PC, 5.50%, 10/15/14              220,649         225,763
Series 2500, Cl. FD, 1.739%, 3/15/32 3            355,272         358,316
Series 2526, Cl. FE, 1.639%, 6/15/29 3            411,098         410,229
Series 2551, Cl. FD, 1.639%, 1/15/33 3            340,014         341,925
Series 2551, Cl. TA, 4.50%, 2/15/18             1,027,740       1,030,841
--------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 10.907%, 6/1/26 5             592,417         127,209
Series 183, Cl. IO, 10.362%, 4/1/27 5             978,451         212,106
Series 184, Cl. IO, 12.503%, 12/1/26 5            961,295         220,532
Series 192, Cl. IO, 21.084%, 2/1/28 5             267,982          59,924
Series 200, Cl. IO, 19.842%, 1/1/29 5             321,517          75,533
Series 2130, Cl. SC, 38.323%, 3/15/29 5           729,937          79,744
Series 2796, Cl. SD, 46.643%, 7/15/26 5           987,454         101,814
--------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.016%, 6/1/26 6              260,718         220,015
Series 199, Cl. PO, 4.454%, 8/1/28 6              911,509         748,176
Series 203, Cl. PO, 4.72%, 6/1/29 6               914,425         745,854
Series 217, Cl. PO, 4.79%, 2/1/32 6               348,462         283,055

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42          $     29,500   $      29,540
--------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 4                                5,578,000       5,450,755
5%, 7/15/34 4                                   3,070,000       2,970,130
5.50%, 7/1/33-7/14/34                          26,969,280      26,864,070
5.50%, 7/17/18 4                               10,925,000      11,174,221
6%, 5/1/16                                      3,679,753       3,840,836
6.50%, 11/1/27-10/1/30                            717,783         750,078
6.50%, 7/1/34 4                                21,766,000      22,663,848
7%, 7/1/32-11/1/33                              2,710,451       2,874,316
7%, 7/14/34 4                                  39,905,000      42,087,325
8.50%, 7/1/32                                     103,854         112,470
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23            1,527,888       1,606,598
Trust 1998-63, Cl. PG, 6%, 3/25/27                412,650         417,101
Trust 2001-50, Cl. NE, 6%, 8/25/30                735,262         752,431
Trust 2001-70, Cl. LR, 6%, 9/25/30                663,816         688,466
Trust 2001-72, Cl. NH, 6%, 4/25/30                594,492         612,460
Trust 2001-74, Cl. PD, 6%, 5/25/30                251,926         261,483
Trust 2002-50, Cl. PD, 6%, 9/25/27                680,000         699,040
Trust 2002-73, Cl. PA, 5%, 1/25/17                100,321         100,263
Trust 2002-77, Cl. WF, 1.664%,
12/18/32 3                                        569,835         571,762
Trust 2002-94, Cl. MA, 4.50%,
8/25/09                                         1,114,324       1,122,735
Trust 2003-81, Cl. PA, 5%, 2/25/12                367,642         372,214
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-47, Cl. NS, 32.926%,
4/25/32 5                                       1,323,024         135,895
Trust 2002-51, Cl. S, 38.313%, 8/25/32 5        1,214,848         121,992
Trust 2004-54, Cl. DS, 43.156%,
7/25/34 5                                       1,311,000         102,422
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 7.261%, 6/1/23 5              1,847,524         415,008
Trust 240, Cl. 2, 10.382%, 9/1/23 5             2,849,489         633,342
Trust 252, Cl. 2, 4.017%, 11/1/23 5             1,429,661         330,387
Trust 254, Cl. 2, 7.064%, 1/1/24 5                710,679         163,808
Trust 273, Cl. 2, 10.569%, 7/1/26 5               418,644          90,125
Trust 2002-9, Cl. MS, 45.63%,
3/25/32 5                                         899,592          90,328
Trust 2002-52, Cl. SD, 35.235%,                 1,591,695         160,239
9/25/32 5


      8 | OPPENHEIMER BALANCED FUND/VA

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security:
Trust 301, Cl. 1, 5.295%, 4/1/29 6          $   1,566,155   $   1,279,718
Trust 1993-184, Cl. M, 7.133%,
9/25/23 6                                         584,958         484,961
--------------------------------------------------------------------------
First Union/Lehman Brothers/Bank
of America, Commercial Mtg.
Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                  680,000         734,195
--------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                   552,113         591,825
--------------------------------------------------------------------------
Government National Mortgage
Assn., 8%, 4/15/23                                354,270         391,631
--------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 31.65%,
1/16/27 5                                       1,114,108         106,366
Series 2002-15, Cl. SM, 25.708%,
2/16/32 5                                       1,293,844         115,721
Series 2002-76, Cl. SY, 30.918%,
12/16/26 5                                      2,657,497         254,187
Series 2004-11, Cl. SM, 30.652%,
1/17/30 5                                       1,088,078         103,687
--------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                    780,000         847,125
--------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                           983,000       1,099,838
--------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series
2003-AR12, Cl. A2, 2.45%, 2/25/34 3             2,160,000       2,164,541
                                                            --------------

Total Mortgage-Backed Obligations
(Cost $174,833,279)                                           176,582,633

--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.8%
--------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, Series EY06, 5.25%, 8/15/06              2,045,000       2,135,641
--------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.75%, 8/15/06                                  2,540,000       2,523,772
2.875%, 12/15/06                                1,385,000       1,372,309
4.50%, 1/15/13                                  1,025,000         988,934
4.875%, 11/15/13                                  760,000         746,217
5.50%, 7/15/06 7                                9,985,000      10,454,145
6.875%, 9/15/10                                 1,500,000       1,684,622

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
Federal National Mortgage Assn.
Unsec. Nts.:
4.25%, 7/15/07                               $  5,550,000   $   5,656,377
6%, 5/15/11                                     2,320,000       2,494,448
7.25%, 1/15/10-5/15/30                          4,560,000       5,255,611
--------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                  247,000         260,290
7.125%, 5/1/30                                    460,000         536,280
Series C, 4.75%, 8/1/13                           320,000         312,799
Series C, 6%, 3/15/13                             305,000         325,996
--------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                 1,199,000       1,209,633
5.50%, 8/15/28                                    645,000         653,642
STRIPS, 3.37%, 2/15/11 8                          409,000         307,182
STRIPS, 3.86%, 2/15/13 8                          478,000         318,889
--------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 5/15/09                                 2,527,000       2,536,279
4.25%, 11/15/13                                 2,391,000       2,327,957
4.75%, 5/15/14                                    374,000         378,018
5.75%, 8/15/10                                  1,354,000       1,476,708
                                                            --------------
Total U.S. Government Obligations
(Cost $44,777,766)                                             43,955,749

--------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $524,001)                           475,000         513,000

--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.7%
--------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93              400,000         428,110
--------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                          1,185,000       1,263,518
--------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                 540,000         594,000
--------------------------------------------------------------------------
American Honda Finance Corp.,
3.85% Nts., 11/6/08                               310,000         304,803
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
7.50% Sr. Unsec. Nts., 5/1/07                     885,000         970,978
--------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts.,
12/15/30                                          750,000         921,161
--------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr.
Unsec. Sub. Nts., 2/15/10                         400,000         460,202
--------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                                 100,000         111,663
--------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                              565,000         598,900
--------------------------------------------------------------------------
Boeing Capital Corp.:
5.65% Sr. Unsec. Nts., 5/15/06                    180,000         189,219
6.50% Nts., 2/15/12 7                             750,000         809,444
--------------------------------------------------------------------------
British Telecommunications plc,
7.875% Nts., 12/15/05                             770,000         823,538


           9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------
Caesars Entertainment, Inc., 7% Sr.
Unsec. Sub. Nts., 7/15/04                   $     490,000   $     490,000
--------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                           690,000         700,530
8.125% Unsec. Nts., Series B, 7/15/05             270,000         283,679
--------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr.
Nts., 6/15/14                                     610,000         631,350
--------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts.,
5/15/07                                         1,410,000       1,540,312
--------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                             1,000,000       1,142,144
--------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts.,
2/15/98                                           450,000         475,490
--------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                           291,000         304,535
--------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375%
Unsec. Debs., 7/29/93                             360,000         412,377
--------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub.
Nts., Series B, 6/1/05                            168,000         171,328
--------------------------------------------------------------------------
Cox Communications, Inc., 7.75%
Unsec. Nts., 8/15/06                              770,000         837,226
--------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                          585,000         624,714
--------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec.
Sub. Nts., 3/15/11                                520,000         576,550
--------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                         1,090,000       1,099,917
--------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                 515,000         541,579
--------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                           770,000         900,862
--------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr.
Nts., 3/15/04 1,2,10                              700,000         260,750
--------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                          530,000         612,355
--------------------------------------------------------------------------
DTE Energy Co.:
6.375% Sr. Nts., 4/15/33                          605,000         568,359
6.45% Sr. Unsub. Nts., 6/1/06                     580,000         610,277
--------------------------------------------------------------------------
Edison International, 6.875% Unsec.
Nts., 9/15/04                                     307,000         309,686
--------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                   180,000         193,979
8.375% Nts., 3/15/06                              425,000         460,119
--------------------------------------------------------------------------
FedEx Corp., 2.65% Nts., 4/1/07 9               1,320,000       1,282,677
--------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub.
Nts., Series A, 11/15/06                        1,210,000       1,252,464
--------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07              785,000         837,933

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Ford Holdings, Inc., 9.30% Unsec.
Unsub. Debs., 3/1/30                         $    345,000   $     381,138
--------------------------------------------------------------------------
Ford Motor Co.:
7.70% Unsec. Debs., 5/15/97                       400,000         365,965
8.90% Unsec. Unsub. Debs., 1/15/32                340,000         371,596
--------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                     115,000         123,344
9% Sr. Unsec. Nts., 3/1/11                        540,000         626,576
9.50% Sr. Unsec. Nts., 3/1/31 3                   230,000         289,477
--------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                           425,000         418,808
--------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 2            495,000         535,838
--------------------------------------------------------------------------
General Electric Capital Corp.,
7.25% Nts., Series A, 2/1/05                      400,000         411,562
--------------------------------------------------------------------------
General Motors Acceptance Corp.,
6.875% Unsec. Unsub. Nts., 8/28/12              1,665,000       1,696,355
--------------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                             280,000         297,214
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
7.80% Sr. Unsec. Unsub. Nts.,
Series B, 1/28/10                                 400,000         457,791
--------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 2.375% Nts., 6/1/06                   345,000         339,561
--------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                         1,115,000       1,126,470
--------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts.,
4/15/07                                           450,000         488,250
--------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co.
plc, 13.08% Sr. Unsec. Disc. Nts.,
12/31/09 8                                        500,000         247,500
--------------------------------------------------------------------------
Hutchison Whampoa International
Ltd., 7.45% Sr. Bonds, 11/24/33 9                 495,000         475,400
--------------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts.,
3/12/07 2,3                                     1,000,000       1,006,250
--------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.60% Nts.,
4/1/07                                          1,160,000       1,257,150
--------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 9                              920,000       1,067,094
--------------------------------------------------------------------------
Kaiser Aluminum & Chemical
Corp., 10.875% Sr. Nts., Series B,
10/15/06 1,10                                     250,000         263,125
--------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                               595,000         631,410
--------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07           1,435,000       1,493,400
--------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                           905,000       1,004,747
--------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 1,2,10,11                                 300,000          43,500
12.50% Sr. Nts., 4/15/10 1,2,10                   400,000          71,000


           10 | OPPENHEIMER BALANCED FUND/VA

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts.,
Series B, 5/15/05                           $   1,165,000   $   1,215,024
--------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                           600,000         599,228
--------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875%
Unsec. Unsub. Nts., 11/1/06                       160,000         171,314
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125%
Nts., Series C, 1/15/09                         1,270,000       1,253,962
--------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07            450,000         227,250
--------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                570,000         614,576
--------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
5.375% Sr. Unsec. Nts., 10/1/04                   370,000         373,166
--------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                               180,000         178,053
7.875% Sr. Unsec. Nts., 11/15/10                  790,000         906,803
--------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                 767,000         863,081
--------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub.
Nts., 9/15/27                                     365,000         410,625
--------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 9               445,000         424,461
--------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 9                       900,000       1,083,187
--------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 9                              920,000       1,114,347
--------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07                              595,000         626,238
--------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts.,
8/15/04                                           225,000         226,036
--------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec.
Nts., 12/15/08                                    500,000         597,776
--------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts.,
7/15/05                                           835,000         864,563
--------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                               210,000         208,777
3.80% Sr. Unsec. Nts., 8/15/05                  1,080,000       1,090,675
--------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                   595,000         629,893
8.75% Nts., 3/15/32                               530,000         619,369
--------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                       221,615         210,534
11.25% Sr. Sub. Nts., 8/15/06 1,2,10              335,000              --
--------------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                        1,400,000       1,757,644
--------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec.
Nts., 12/1/07                                     475,000         532,000
--------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
8.25% Sr. Unsec. Nts., 1/26/06                    475,000         510,184
--------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec.
Nts., Series C, 1/1/08                            516,000         549,317
Time Warner Cos., Inc., 9.125%
Debs., 1/15/13                                    530,000         647,120

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Time Warner Entertainment Co. LP,
10.15% Sr. Nts., 5/1/12                      $    500,000   $     637,572
--------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11          565,000         615,850
--------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                122,000         123,432
6.375% Nts., 10/15/11                             750,000         798,999
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                           850,000         892,763
6.75% Sr. Unsub. Nts., 2/15/11                    378,000         411,278
--------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                            1,225,000       1,296,834
--------------------------------------------------------------------------
Walt Disney Co. (The), 4.875% Nts.,
7/2/04                                            635,000         635,000
--------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                              220,000         229,019
7.375% Sr. Unsub. Nts., 8/1/10                    435,000         489,341
--------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                              250,000         255,330
--------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                   1,230,000       1,338,024
                                                            --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $65,798,075)                             66,315,894

--------------------------------------------------------------------------
STRUCTURED NOTES--1.3%
--------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp.
Sec. Credit Linked Nts., Series 2003-1,
2.88%, 1/7/05 2,3                               3,550,000       3,524,085
--------------------------------------------------------------------------
UBS AG, High Grade Credit Linked
Nts., 3.111%, 12/10/04 2,3                      3,550,000       3,550,000
                                                            --------------
Total Structured Notes (Cost $7,100,000)                        7,074,085

--------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.0%
--------------------------------------------------------------------------
Undivided interest of 2.73% in joint
repurchase agreement (Principal
Amount/Market Value $1,249,774,000,
with a maturity value of $1,249,822,255)
with UBS Warburg LLC, 1.39%, dated
6/30/04, to be repurchased at
$34,102,317 on 7/1/04, collateralized
by Federal Home Loan Mortgage Corp.,
4.50%, 6/1/19, with a value of
$340,921,875 and Federal National
Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252 (Cost $34,101,000)                34,101,000      34,101,000

--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $607,408,436)                                 122.1%    691,013,569
--------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS               (22.1)   (125,198,005)
                                            ------------------------------
NET ASSETS                                          100.0%  $ 565,815,564
                                            ==============================


           11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid. See Note 9 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,700,369 or 0.65% of the Fund's net assets as of June 30, 2004.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,761,779 or 0.66% of the Fund's net assets as of June 30, 2004.

7. Securities with an aggregate market value of $1,383,672 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,447,166 or 0.96% of the Fund's net assets as of June 30, 2004.

10. Issue is in default. See Note 1 of Notes to Financial Statements.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           12 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------

June 30, 2004
--------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------
Investments, at value (including securities loaned of
approximately $24,525,000) (cost $607,408,436)
--see accompanying statement of investments                 $ 691,013,569
--------------------------------------------------------------------------
Collateral for securities loaned                               24,925,365
--------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $4,852,068 sold on a
when-issued basis or forward commitment)                        9,285,598
Interest, dividends and principal paydowns                      2,966,505
Shares of beneficial interest sold                                247,406
Other                                                               9,242
                                                            --------------
Total assets                                                  728,447,685

--------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------
Bank overdraft                                                  8,693,724
--------------------------------------------------------------------------
Return of collateral for securities loaned                     24,925,365
--------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $128,357,728 purchased
on a when-issued basis or forward commitment)                 128,682,649
Shares of beneficial interest redeemed                            216,199
Shareholder communications                                         46,355
Distribution and service plan fees                                 21,802
Futures margins                                                    15,027
Trustees' compensation                                             11,074
Transfer and shareholder servicing agent fees                       1,656
Other                                                              18,270
                                                            --------------
Total liabilities                                             162,632,121

--------------------------------------------------------------------------
NET ASSETS                                                  $ 565,815,564
                                                            ==============

--------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------
Par value of shares of beneficial interest                  $      35,431
--------------------------------------------------------------------------
Additional paid-in capital                                    483,319,613
--------------------------------------------------------------------------
Accumulated net investment income                               3,762,171
--------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                          (5,018,836)
--------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated in
foreign currencies                                             83,717,185
                                                            --------------
NET ASSETS                                                  $ 565,815,564
                                                            ==============

--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $526,358,482
and 32,952,014 shares of beneficial interest outstanding)   $       15.97
--------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $39,457,082
and 2,479,331 shares of beneficial interest outstanding)    $       15.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------
Interest                                                    $   3,662,885
--------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $56,188)         2,233,597
--------------------------------------------------------------------------
Portfolio lending fees                                             11,664
                                                            --------------
Total investment income                                         5,908,146

--------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------
Management fees                                                 2,033,711
--------------------------------------------------------------------------
Distribution and service plan fees--Service shares                 40,011
--------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                  4,990
Service shares                                                      4,996
--------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                 18,510
Service shares                                                      1,013
--------------------------------------------------------------------------
Custodian fees and expenses                                        16,789
--------------------------------------------------------------------------
Trustees' compensation                                              8,817
--------------------------------------------------------------------------
Other                                                              17,683
                                                            --------------
Total expenses                                                  2,146,520
Less reduction to custodian expenses                              (10,659)
                                                            --------------
Net expenses                                                    2,135,861

--------------------------------------------------------------------------
NET INVESTMENT INCOME                                           3,772,285

--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)          24,144,147
Closing of futures contracts                                      369,269
Closing and expiration of option contracts written                331,434
Foreign currency transactions                                     130,062
Swap contracts                                                    (62,887)
Net increase from payment by affiliate                             13,067
                                                            --------------
Net realized gain                                              24,925,092
--------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                   (20,795,925)
Translation of assets and liabilities denominated in
foreign currencies                                               (310,344)
Futures contracts                                                (371,287)
Option contracts                                                  249,912
Swap contracts                                                     (7,964)
                                                            --------------
Net change in unrealized appreciation                         (21,235,608)

--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   7,461,769
                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           14 | OPPENHEIMER BALANCED FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                                                         SIX MONTHS             YEAR
                                                              ENDED            ENDED
                                                      JUNE 30, 2004     DECEMBER 31,
                                                        (UNAUDITED)             2003
-------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------
Net investment income                                 $   3,772,285    $   8,796,089
-------------------------------------------------------------------------------------
Net realized gain                                        24,925,092        1,352,031
-------------------------------------------------------------------------------------
Net change in unrealized appreciation                   (21,235,608)      99,178,424
                                                      -------------------------------
Net increase in net assets resulting from
operations                                                7,461,769      109,326,544

-------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                       (5,486,430)     (13,791,025)
Service shares                                             (294,219)         (86,954)

-------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Non-Service shares                                       (8,979,920)     (18,122,603)
Service shares                                           14,102,352       20,531,465

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Total increase                                            6,803,552       97,857,427
-------------------------------------------------------------------------------------
Beginning of period                                     559,012,012      461,154,585
                                                      -------------------------------
End of period (including accumulated net investment
income of $3,762,171 and $5,770,535, respectively)    $ 565,815,564    $ 559,012,012
                                                      ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           15 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                          JUNE 30, 2004                                                               DECEMBER 31,
NON-SERVICE SHARES                           (UNAUDITED)          2003           2002           2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     15.92     $    13.16     $    15.40     $    16.55     $    17.46     $   17.05
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .11            .27            .50            .53            .72           .82
Net realized and unrealized gain (loss)             .10           2.90          (2.02)          (.19)           .38          1.04
                                            ----------------------------------------------------------------------------------------
Total from investment operations                    .21           3.17          (1.52)           .34           1.10          1.86
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.16)          (.41)          (.51)          (.64)          (.82)         (.59)
Distributions from net realized gain                 --             --           (.21)          (.85)         (1.19)         (.86)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.16)          (.41)          (.72)         (1.49)         (2.01)        (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     15.97     $    15.92     $    13.16     $    15.40     $    16.55     $   17.46
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 1.34%         24.96%        (10.40)%         2.22%          6.44%        11.80%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   526,358     $  533,710     $  458,848     $  593,033     $  589,298     $ 578,783
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   534,409     $  475,389     $  517,516     $  599,324     $  566,724     $ 593,151
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                              1.35%          1.82%          3.31%          3.42%          4.36%         4.46%
Total expenses                                     0.75% 3        0.76% 3        0.74% 3        0.76% 3        0.76% 3       0.73% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              29% 4         248%            42%            30%            42%           17%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $340,467,432 and $415,150,734, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           16 | OPPENHEIMER BALANCED FUND/VA

                                                          SIX MONTHS                            YEAR
                                                               ENDED                           ENDED
                                                       JUNE 30, 2004                    DECEMBER 31,
SERVICE SHARES                                            (UNAUDITED)         2003            2002 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    15.87     $    13.14        $    14.51
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .12            .39               .13
Net realized and unrealized gain (loss)                         .07           2.74             (1.50)
                                                         ----------------------------------------------
Total from investment operations                                .19           3.13             (1.37)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.15)          (.40)               --
Distributions from net realized gain                             --             --                --
                                                         ----------------------------------------------
Total dividends and/or distributions to shareholders           (.15)          (.40)               --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    15.91     $    15.87        $    13.14
                                                         ==============================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             1.21%         24.69%            (9.44)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $   39,457     $   25,302        $    2,306
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $   32,263     $    9,908        $    1,037
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          1.12%          1.37%             3.30%
Total expenses                                                 1.03% 4        1.01% 4           0.99% 4
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          29% 5         248%               42%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $340,467,432 and $415,150,734, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           17 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the Fund), formerly Oppenheimer Multiple Strategies Fund/VA is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 1.3% of the Fund's net assets and resulted in unrealized cumulative losses of $25,915.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $123,532,456. The purchase of securities on a when-issued basis or forward commitment may increase the volatility


           18 | OPPENHEIMER BALANCED FUND/VA
of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $128,357,728 of securities on a when-issued basis or forward commitment and sold $4,852,068 of securities issued on a when-issued basis or forward commitment.

     In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $638,375, representing 0.11% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


           19 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,615,286 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $24,925,092 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                  EXPIRING
                  -----------------------
                  2009       $ 13,317,573
                  2010         15,222,805
                             ------------
                  Total      $ 28,540,378
                             ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


           20 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2004     YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                         1,440,141        $ 23,090,138     2,968,658       $ 42,421,336
Dividends and/or distributions reinvested      342,260           5,486,430     1,109,495         13,791,025
Redeemed                                    (2,353,286)        (37,556,488)   (5,419,511)       (74,334,964)
                                            ----------------------------------------------------------------
Net decrease                                  (570,885)       $ (8,979,920)   (1,341,358)      $(18,122,603)
                                            ================================================================

------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           944,258        $ 15,048,638     1,500,492       $ 21,676,028
Dividends and/or distributions reinvested       18,400             294,219         7,012             86,954
Redeemed                                       (77,573)         (1,240,505)      (88,818)        (1,231,517)
                                            ----------------------------------------------------------------
Net increase                                   885,085        $ 14,102,352     1,418,686       $ 20,531,465
                                            ================================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $146,880,844 and $133,435,059, respectively. There were purchases of $22,549,369 and sales of $9,002,970 of U.S. government and government agency obligations for the six months ended June 30, 2004.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,175 to OFS for services to the Fund.

     Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


           21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $13,067, an amount equivalent to certain of such commissions incurred in prior years.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


           22 | OPPENHEIMER BALANCED FUND/VA

     Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2004    (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 9/21/04          84      $  8,935,500     $    149,501
U.S. Treasury Nts., 10 yr.      9/21/04         161        17,601,828          200,580
                                                                          -------------
                                                                               350,081
                                                                          -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/30/04         267        56,216,016          (76,902)
U.S. Treasury Nts., 5 yr.       9/21/04         152        16,520,500         (161,976)
                                                                          -------------
                                                                              (238,878)
                                                                          -------------
                                                                          $    111,203
                                                                          =============

--------------------------------------------------------------------------------

7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


           23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. OPTION ACTIVITY Continued

Written option activity for the six months ended June 30, 2004 was as follows:

                                                           CALL OPTIONS
                                              --------------------------
                                              NUMBER OF       AMOUNT OF
                                              CONTRACTS        PREMIUMS
------------------------------------------------------------------------

Options outstanding as of December 31, 2003       5,287      $  745,373
Options closed or expired                        (2,280)       (331,434)
Options exercised                                (3,007)       (413,939)
                                              --------------------------
Options outstanding as of June 30, 2004              --      $       --
                                              ==========================

--------------------------------------------------------------------------------

8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2004, the Fund had entered into the following total return swap agreements:

                                            PAID BY             RECEIVED BY                      UNREALIZED
SWAP                     NOTIONAL       THE FUND AT             THE FUND AT     TERMINATION    APPRECIATION
COUNTERPARTY               AMOUNT     JUNE 30, 2004           JUNE 30, 2004           DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
                                          One-Month   Value of total return
                                         LIBOR less      of Lehman Brothers
Deutsche Bank AG      $ 4,250,000   50 basis points              CMBS Index        12/31/04   $          --
                                          One-Month   Value of total return
                                         LIBOR less    of Lehman Investment
JPMorgan Chase Bank     4,250,000   55 basis points              Grade Index        9/30/04              --
                                                                                              --------------
                                                                                              $          --
                                                                                              ==============

Index abbreviations are as follows:
CMBS   Commercial Mortgage Backed Securities Markets
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------

9. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $15,890,343, which represents 2.81% of the Fund's net assets.

--------------------------------------------------------------------------------

10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at approximately $24,525,000. Cash of $24,925,365 was received as collateral for the loans, and has been invested in approved instruments.


           24 | OPPENHEIMER BALANCED FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)